The New Economy Fund®
Investment portfolio
August 31, 2020
unaudited
Common stocks 94.22% Information technology 30.45%	Shares	Value (000)
Microsoft Corp.	4,721,770	$1,064,901
Broadcom Inc.	1,847,234	641,267
Ceridian HCM Holding Inc.[1]	6,570,441	522,481
Mastercard Inc., Class A	1,450,018	519,382
Adobe Inc.[1]	659,805	338,737
Advanced Micro Devices, Inc.[1]	3,578,081	324,961
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,819,231	302,674
Autodesk, Inc.[1]	1,146,347	281,657
PayPal Holdings, Inc.[1]	1,272,033	259,673
Accenture PLC, Class A	1,058,270	253,911
Cree, Inc.[1]	3,498,174	220,735
ASML Holding NV	548,491	205,722
RingCentral, Inc., Class A1	639,239	185,872
ServiceNow, Inc.[1]	366,017	176,428
StoneCo Ltd., Class A1	3,244,608	165,475
Samsung Electronics Co., Ltd.	3,510,350	159,575
Inphi Corp.[1]	1,370,528	156,213
Dell Technologies Inc., Class C1	2,260,027	149,343
Arista Networks, Inc.[1]	660,801	147,656
Shopify Inc., Class A, subordinate voting shares[1]	119,466	127,401
Square, Inc., Class A1	709,386	113,190
HubSpot, Inc.[1]	374,830	112,329
PagSeguro Digital Ltd., Class A1	2,663,395	112,235
Anaplan, Inc.[1]	1,755,306	107,512
Texas Instruments Inc.	749,661	106,564
Fiserv, Inc.[1]	958,379	95,435
Applied Materials, Inc.	1,471,508	90,645
Visa Inc., Class A	384,967	81,609
Smartsheet Inc., Class A1	1,435,351	78,270
STMicroelectronics NV	2,593,926	78,037
Atlassian Corp. PLC, Class A1	401,330	76,959
NortonLifeLock Inc.	3,221,043	75,759
SailPoint Technologies Holdings, Inc.[1]	1,685,008	66,103
Apple Inc.	467,576	60,336
Alteryx, Inc., Class A1	472,351	57,074
Bottomline Technologies, Inc.[1]	1,095,052	52,157
MongoDB, Inc., Class A1	220,306	51,508
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	2,247,700	48,483
Yext, Inc.[1]	2,298,960	45,657
SK hynix, Inc.	719,965	45,517
CrowdStrike Holdings, Inc., Class A1	341,545	42,942
EPAM Systems, Inc.[1]	124,748	40,805
Amphenol Corp., Class A	364,745	40,049
Jack Henry & Associates, Inc.	232,790	38,508
Fidelity National Information Services, Inc.	253,385	38,223
DocuSign, Inc.[1]	147,971	32,998
Nuance Communications, Inc.[1]	1,074,514	32,192
The New Economy Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Keyence Corp.	77,200	$31,838
FleetCor Technologies, Inc.[1]	126,000	31,683
BE Semiconductor Industries NV	657,702	31,434
VMware, Inc., Class A1,2	215,842	31,176
Qorvo, Inc.[1]	234,133	30,032
Motorola Solutions, Inc.	173,921	26,914
Guidewire Software, Inc.[1]	233,789	26,257
Cloudflare, Inc., Class A1	314,735	12,042
Snowflake Inc., Class B1,3,4,5	301,442	11,687
Avalara, Inc.[1]	84,262	11,157
Coupa Software Inc.[1]	25,289	8,288
Datadog, Inc., Class A1	54,273	4,535
		8,282,203
Health care 18.91%
UnitedHealth Group Inc.	1,439,104	449,792
Daiichi Sankyo Company, Ltd.	4,466,400	398,377
Thermo Fisher Scientific Inc.	829,103	355,669
Humana Inc.	802,764	333,284
Abbott Laboratories	2,840,714	310,973
Novartis AG	2,325,487	200,764
Insulet Corp.[1]	869,207	189,704
Sarepta Therapeutics, Inc.[1]	1,267,117	185,531
GW Pharmaceuticals PLC (ADR)[1,6]	1,635,714	170,032
Molina Healthcare, Inc.[1]	868,803	160,702
Cigna Corp.	836,272	148,330
Boston Scientific Corp.[1]	3,382,545	138,752
Ultragenyx Pharmaceutical Inc.[1]	1,628,556	138,525
WuXi AppTec Co., Ltd., Class H	8,328,860	123,371
Bluebird Bio, Inc.[1]	2,051,064	121,628
Allakos Inc.[1]	1,260,516	112,917
Zoetis Inc., Class A	687,769	110,112
Regeneron Pharmaceuticals, Inc.[1]	172,551	106,970
Centene Corp.[1]	1,725,489	105,807
PerkinElmer, Inc.	897,235	105,623
Vertex Pharmaceuticals Inc.[1]	375,712	104,869
Chugai Pharmaceutical Co., Ltd.	2,325,900	103,673
Gilead Sciences, Inc.	1,348,413	90,007
Guardant Health, Inc.[1]	822,846	78,582
Biohaven Pharmaceutical Holding Co. Ltd.[1]	1,181,465	74,893
Penumbra, Inc.[1]	312,388	65,336
Stryker Corp.	318,700	63,154
WuXi Biologics (Cayman) Inc.[1]	2,262,000	58,781
Agilon Health TopCo, Inc.[1,3,4,5]	88,322	58,411
10X Genomics, Inc., Class A1	506,771	58,086
Olympus Corp.	2,758,600	54,669
Seattle Genetics, Inc.[1]	290,868	46,056
Alcon Inc.[1]	757,561	43,043
Amgen Inc.	165,725	41,981
BioMarin Pharmaceutical Inc.[1]	481,489	37,571
Allogene Therapeutics, Inc.[1]	912,726	32,539
DexCom, Inc.[1]	74,966	31,891
NovoCure Ltd.[1]	333,928	27,633
Eli Lilly and Company	179,845	26,687
PRA Health Sciences, Inc.[1]	213,985	22,877
The New Economy Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Global Blood Therapeutics, Inc.[1]	304,862	$19,139
Haemonetics Corp.[1]	211,906	18,999
Notre Dame Intermédica Participações SA	1,272,200	17,207
		5,142,947
Communication services 16.25%
Netflix, Inc.[1]	2,540,932	1,345,576
Facebook, Inc., Class A1	2,793,989	819,198
Alphabet Inc., Class C1	241,752	395,066
Alphabet Inc., Class A1	161,692	263,482
Tencent Holdings Ltd.	7,513,900	514,325
Comcast Corp., Class A	5,415,146	242,653
T-Mobile US, Inc.[1]	1,222,480	142,639
Snap Inc., Class A1	5,917,323	133,672
ZoomInfo Technologies Inc., Class A1,2	2,964,459	115,080
Activision Blizzard, Inc.	963,747	80,492
Charter Communications, Inc., Class A1	128,642	79,193
New York Times Co., Class A	1,531,307	66,352
Electronic Arts Inc.[1]	473,207	65,998
Nintendo Co., Ltd.	103,500	55,446
Live Nation Entertainment, Inc.[1]	554,749	31,510
Match Group, Inc.[1]	242,290	27,059
Warner Music Group Corp., Class A	860,511	25,523
Sea Ltd., Class A (ADR)[1]	113,549	17,352
		4,420,616
Consumer discretionary 12.95%
Amazon.com, Inc.[1]	283,855	979,572
Alibaba Group Holding Ltd.[1]	14,236,912	519,496
MercadoLibre, Inc.[1]	248,437	290,321
Sony Corp.	2,936,600	230,375
DraftKings Inc., Class A1	4,188,904	148,120
Floor & Decor Holdings, Inc., Class A1	2,008,373	147,093
Flutter Entertainment PLC (GBP denominated)	781,991	129,411
Galaxy Entertainment Group Ltd.	14,874,000	117,166
Five Below, Inc.[1]	999,548	109,401
Marriott International, Inc., Class A	999,135	102,821
NIKE, Inc., Class B	838,144	93,780
Burlington Stores, Inc.[1]	385,202	75,858
Dollar General Corp.	361,736	73,027
Hilton Worldwide Holdings Inc.	765,652	69,184
Home Depot, Inc.	241,028	68,703
Kering SA	102,896	63,188
Carvana Co., Class A1	228,397	49,325
Meituan Dianping, Class B1	1,454,900	47,982
Chipotle Mexican Grill, Inc.[1]	36,284	47,542
B2W - Cia. Digital, ordinary nominative[1]	2,022,071	41,372
Booking Holdings Inc.[1]	15,186	29,012
Domino’s Pizza, Inc.	70,936	29,010
Aptiv PLC	314,858	27,116
Wynn Resorts, Ltd.	231,833	20,274
Just Eat Takeaway (EUR denominated)[1]	107,951	12,011
		3,521,160
The New Economy Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials 6.54%	Shares	Value (000)
Kotak Mahindra Bank Ltd.[1]	16,385,346	$311,946
AIA Group Ltd.	26,588,600	273,770
HDFC Bank Ltd.[1]	9,092,000	137,830
JPMorgan Chase & Co.	1,238,612	124,097
Arch Capital Group Ltd.[1]	3,804,969	120,009
CME Group Inc., Class A	609,797	107,245
Berkshire Hathaway Inc., Class B1	382,178	83,330
London Stock Exchange Group PLC	708,221	83,311
Intercontinental Exchange, Inc.	772,370	82,049
RenaissanceRe Holdings Ltd.	358,538	65,878
Tradeweb Markets Inc., Class A	1,113,495	63,792
Nasdaq, Inc.	428,703	57,626
EXOR NV	750,000	44,214
Willis Towers Watson PLC	209,905	43,142
Cannae Holdings, Inc.[1]	975,559	36,808
PICC Property and Casualty Co. Ltd., Class H	37,764,000	29,187
Marsh & McLennan Companies, Inc.	243,890	28,025
S&P Global Inc.	75,666	27,725
Discover Financial Services	477,587	25,350
UniCredit SpA[1]	2,140,363	21,072
Essent Group Ltd.	363,099	12,963
		1,779,369
Industrials 5.37%
CSX Corp.	3,580,478	273,763
Union Pacific Corp.	934,120	179,762
Copart, Inc.[1]	1,143,037	118,099
Airbus SE, non-registered shares[1]	1,055,342	86,697
Recruit Holdings Co., Ltd.	2,185,200	83,063
Old Dominion Freight Line, Inc.	347,383	70,234
TransDigm Group Inc.	136,593	68,251
Northrop Grumman Corp.	184,885	63,343
Equifax Inc.	371,935	62,586
Honeywell International Inc.	282,072	46,697
Adani Ports & Special Economic Zone Ltd.	7,136,000	34,489
L3Harris Technologies, Inc.	179,795	32,496
Dun & Bradstreet Holdings, Inc.[1]	1,275,223	32,340
AKR Corporindo Tbk PT	158,747,780	31,613
Nidec Corp.	374,200	31,483
Norfolk Southern Corp.	139,879	29,728
Singapore Technologies Engineering Ltd	11,725,200	29,301
Boeing Company	169,923	29,196
Ever Sunshine Lifestyle Services Group Ltd.	13,150,000	27,080
CCR SA, ordinary nominative	10,036,800	24,421
Meggitt PLC	5,972,251	23,224
Rentokil Initial PLC	2,878,774	20,511
ManpowerGroup Inc.	259,683	19,037
Aerojet Rocketdyne Holdings, Inc.[1]	446,798	18,484
Raytheon Technologies Corp.	250,000	15,250
Melrose Industries PLC	7,616,154	10,364
		1,461,512
The New Economy Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials 1.04%	Shares	Value (000)
Sherwin-Williams Company	330,526	$221,800
SIG Combibloc Group AG	1,704,729	33,455
Valvoline Inc.	1,404,019	28,642
		283,897
Utilities 0.98%
ENN Energy Holdings Ltd.	18,406,100	204,243
Ørsted AS	349,572	49,463
NextEra Energy, Inc.	49,576	13,840
		267,546
Consumer staples 0.76%
Costco Wholesale Corp.	450,624	156,664
Herbalife Nutrition Ltd.[1]	653,012	32,095
Estée Lauder Companies Inc., Class A	82,963	18,395
		207,154
Real estate 0.74%
Equinix, Inc. REIT	148,375	117,184
Embassy Office Parks REIT	9,929,600	48,852
American Tower Corp. REIT	140,137	34,915
		200,951
Energy 0.23%
Neste Oyj	1,182,465	63,231
Total common stocks (cost: $14,637,451,000)		25,630,586
Preferred securities 0.25% Information technology 0.20%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,3,4,5]	6,704,956	55,902
Consumer discretionary 0.05%
Rivian Automotive, Inc.[1,3,4,5]	854,011	13,229
Total preferred securities (cost: $69,131,000)		69,131
Short-term securities 5.65% Money market investments 5.65%
Capital Group Central Cash Fund 0.14%[6,7]	15,117,105	1,511,862
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,8]	25,279,577	25,279
		1,537,141
Total short-term securities (cost: $1,536,886,000)		1,537,141
Total investment securities 100.12% (cost: $16,243,468,000)		27,236,858
Other assets less liabilities (0.12)%		(33,538)
Net assets 100.00%		$27,203,320
The New Economy Fund — Page 5 of 8

unaudited
Investments in affiliates6

	Value of affiliates at 12/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Common stocks 0.62%
Health care 0.62%
GW Pharmaceuticals PLC (ADR)[1]	$116,223	$54,041	$95	$43	$(180)	$170,032	$—
Mesoblast Ltd.[1,9]	32,789	—	31,226	(89,528)	87,965	—	—
Mesoblast Ltd. (ADR)[1,9]	935	—	928	(267)	260	—	—
						170,032
Short-term securities 5.56%
Money market investments 5.56%
Capital Group Central Cash Fund 0.14%[7]	1,739,930	3,557,645	3,785,648	(221)	156	1,511,862	9,847
Total 6.18%				$(89,973)	$88,201	$1,681,894	$9,847
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,486,000, which represented .10% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $139,229,000, which represented .51% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[7]	Rate represents the seven-day yield at 8/31/2020.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 8/31/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	$34,006	$58,411.22%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	55,902	55,902.20
Rivian Automotive, Inc.	7/10/2020	13,229	13,229.05
Snowflake Inc., Class B	3/13/2020	11,692	11,687.04
Total private placement securities		$ 114,829	$ 139,229.51%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The New Economy Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,270,516	$—	$11,687	$8,282,203
Health care	5,084,536	—	58,411	5,142,947
Communication services	4,420,616	—	—	4,420,616
Consumer discretionary	3,521,160	—	—	3,521,160
Financials	1,779,369	—	—	1,779,369
Industrials	1,461,512	—	—	1,461,512
Materials	283,897	—	—	283,897
Utilities	267,546	—	—	267,546
Consumer staples	207,154	—	—	207,154
Real estate	200,951	—	—	200,951
Energy	63,231	—	—	63,231
Preferred securities	—	—	69,131	69,131
Short-term securities	1,537,141	—	—	1,537,141
Total	$27,097,629	$—	$139,229	$27,236,858
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-014-1020O-S78131	The New Economy Fund — Page 8 of 8